GOODWILL (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Wrote off goodwill	$ 31,688,887	$ 31,677,406	$ 1,320,100	$ 1,209,953
Impairement of goodwill	20,053,893
Entrepreneur resorts [member]
IfrsStatementLineItems [Line Items]
Wrote off goodwill	20,100,000
Property investors network [member]
IfrsStatementLineItems [Line Items]
Impairement of goodwill	5,800,000
University of antelope valley [member]
IfrsStatementLineItems [Line Items]
Impairement of goodwill	10,400,000
ESquared Education [member]
IfrsStatementLineItems [Line Items]
Impairement of goodwill	2,300,000
Entrepreneurs Resort Ltd [Member]
IfrsStatementLineItems [Line Items]
Impairement of goodwill	$ 1,600,000